Note 41 - Management Report - Risk and Capital Performance - Own Funds Template, incl. RWA and capital ratios (Detail) - CCR/CRD 4 [Member] - EUR (€)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Common Equity Tier 1 (CET 1) capital: instruments and reserves [Abstract]
Capital instruments and the related share premium accounts and other reserves	[1]	€ 45,890,000,000	€ 45,780,000,000
Retained earnings	[1]	9,784,000,000	14,814,000,000
Accumulated other comprehensive income (loss), net of tax	[1]	(1,118,000,000)	537,000,000
Independently reviewed interim profits net of any foreseeable charge or dividend	[1],[2]	84,000,000	(5,390,000,000)
Other	[1]	805,000,000	837,000,000
Common Equity Tier 1 (CET 1) capital before regulatory adjustments	[1]	55,444,000,000	56,579,000,000
Common Equity Tier 1 (CET 1) capital: regulatory adjustments [Abstract]
Additional value adjustments (negative amount)	[1]	(1,430,000,000)	(1,738,000,000)
Other prudential filters (other than additional value adjustments)	[1]	(112,000,000)	(150,000,000)
Goodwill and other intangible assets (net of related tax liabilities) (negative amount)	[1]	(4,635,000,000)	(6,515,000,000)
Deferred tax assets that rely on future profitability excluding those arising from temporary differences (net of related tax liabilities where the conditions in Art. 38 (3) CRR are met) (negative amount)	[1]	(1,353,000,000)	(1,126,000,000)
Negative amounts resulting from the calculation of expected loss amounts	[1]	(99,000,000)	(259,000,000)
Defined benefit pension fund assets (negative amount)	[1]	(772,000,000)	(892,000,000)
Direct, indirect and synthetic holdings by an institution of own CET 1 instruments (negative amount)	[1]	0	(15,000,000)
Direct, indirect and synthetic holdings by the institution of the CET 1 instruments of financial sector entities where the institution has a significant investment in those entities (amount above the 10% / 15 % thresholds and net of eligible short positions) (negative amount)	[1]	0	0
Deferred tax assets arising from temporary differences (net of related tax liabilities where the conditions in Art. 38 (3) CRR are met) (amount above the 10% / 15 % thresholds) (negative amount)	[1]	(92,000,000)	(319,000,000)
Other regulatory adjustments	[1],[3]	(2,252,000,000)	(1,417,000,000)
Total regulatory adjustments to Common Equity Tier 1 (CET 1) capital	[1]	(10,745,000,000)	(12,430,000,000)
Common Equity Tier 1 (CET 1) capital	[1]	44,700,000,000	44,148,000,000
Additional Tier 1 (AT1) capital: instruments [Abstract]
Capital instruments and the related share premium accounts	[1]	5,828,495,170	4,675,571,350
Amount of qualifying items referred to in Art. 484 (4) CRR and the related share premium accounts subject to phase out from AT1	[1]	1,100,000,000	1,813,000,000
Additional Tier 1 (AT1) capital before regulatory adjustments	[1]	6,928,495,170	6,488,647,380
Additional Tier 1 (AT1) capital: regulatory adjustments [Abstract]
Direct, indirect and synthetic holdings by an institution of own AT1 instruments (negative amount)	[1]	(80,000,000)	(91,000,000)
Residual amounts deducted from AT1 capital with regard to deduction from CET 1 capital during the transitional period pursuant to Art. 472 CRR
Other regulatory adjustments	[1]	0	0
Total regulatory adjustments to Additional Tier 1 (AT1) capital	[1]	(80,000,000)	(91,000,000)
Additional Tier 1 (AT1) capital	[1]	6,848,495,170	6,397,291,200
Tier 1 capital (T1 = CET 1 + AT1)	[1]	51,548,000,000	50,546,000,000
Tier 2 (T2) capital	[1]	6,944,000,000	5,957,000,000
Total Capital	[1]	58,492,000,000	56,503,000,000
Total risk-weighted assets	[1]	€ 328,951,000,000	€ 324,015,000,000
Capital ratios [Abstract]
Common Equity Tier 1 capital ratio (as a percentage of risk-weighted assets)	[1]	13.59	13.63
Tier 1 capital ratio (as a percentage of risk-weighted assets)	[1]	15.67	15.6
Total capital ratio (as a percentage of risk-weighted assets)	[1]	17.78129	17.43825

[1]	For theunderstanding of the term fully-loaded please refer to our definition as provided in section Own Funds.
[2]	Full year profit is recognized as per ECB Decision (EU) 2015/656 in accordance with the Article 26(2) of Regulation (EU) No 575/2013 (ECB/2015/4).
[3]	Includes EUR 0.4 billion capital deduction effective from April 2019 and EUR 0.3 billion effective from October 2016 based on regular ECB review, EUR 0.9 billion capital deduction based on ECB guidance on irrevocable payment commitments related to the Single Resolution Fund and the Deposit Guarantee Scheme effective from January 2018 onwards and EUR 0.7 billion capital deduction effective from December 2020 based on ECBs supervisory recommendation for a prudential provisioning of non-performing exposures. Effective June 30, 2020, we make use of the IFRS 9 transitional provision as per Article 473a of the CRR resulting in CET 1 increase of EUR 0.1 billion as of December 31, 2020.